Leases - Summary of Change in Carrying Amount of Company's Right of Use Assets (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 3,660,717	$ 4,206,808	$ 285,086
Acquired right-of-use assets (Note 17)		509,290	4,303,215
Additions to right-of-use assets		90,571	183,617
Depreciation charge for the year	(828,256)	(926,429)	(481,977)
Impairment charge for the year			(78,764)
Impact of lease modification	(1,924,504)	(221,590)
Effect of movement in exchange rates	8,071	2,067	(4,369)
Ending Balance	916,028	3,660,717	4,206,808
Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,570,167	3,976,173	285,086
Acquired right-of-use assets (Note 17)		509,290	4,207,837
Additions to right-of-use assets		84,413
Depreciation charge for the year	(748,058)	(780,767)	(433,617)
Impairment charge for the year			(78,764)
Impact of lease modification	(1,924,504)	(221,590)
Effect of movement in exchange rates	8,122	2,648	(4,369)
Ending Balance	905,727	3,570,167	3,976,173
Equipment and Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	90,550	230,635
Acquired right-of-use assets (Note 17)			95,378
Additions to right-of-use assets		6,158	183,617
Depreciation charge for the year	(80,198)	(145,661)	(48,360)
Effect of movement in exchange rates	(51)	(582)
Ending Balance	$ 10,301	$ 90,550	$ 230,635